INTANGIBLE ASSETS - Schedule of Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Total	$ 3,238	$ 3,102
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,661	2,509
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	560	570
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 17	$ 23